Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding - 12 months ended Oct. 31, 2023	$ / shares shares	$ / shares shares
Stock Outstanding [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	5,588	5,588
Weighted average remaining contractual life (years) Outstanding	5 years 8 months 12 days	5 years 8 months 12 days
Weighted average exercise price Outstanding | (per share)	$ 434.81	$ 603.12
Stock Outstanding [Member] | 533 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	533	533
Weighted average remaining contractual life (years) Outstanding	2 years 6 months 25 days	2 years 6 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 120.03	$ 166.5
Stock Outstanding [Member] | 978 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	978	978
Weighted average remaining contractual life (years) Outstanding	8 years 3 months 3 days	8 years 3 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 363.35	$ 504
Stock Outstanding [Member] | 1,166 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,166	1,166
Weighted average remaining contractual life (years) Outstanding	2 years 6 months 25 days	2 years 6 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 486.63	$ 675
Stock Outstanding [Member] | 200 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	200	200
Weighted average remaining contractual life (years) Outstanding	5 years 6 months	5 years 6 months
Weighted average exercise price Outstanding | (per share)	$ 506.09	$ 702
Stock Outstanding [Member] | 133 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	133	133
Weighted average remaining contractual life (years) Outstanding	2 years 10 months 20 days	2 years 10 months 20 days
Weighted average exercise price Outstanding | (per share)	$ 538.53	$ 747
Stock Outstanding [Member] | 422 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	422	422
Weighted average remaining contractual life (years) Outstanding	8 years 1 month 9 days	8 years 1 month 9 days
Weighted average exercise price Outstanding | (per share)	$ 441.21	$ 612
Stock Outstanding [Member] | 1,044 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,044	1,044
Weighted average remaining contractual life (years) Outstanding	8 years 3 months 3 days	8 years 3 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 519.07	$ 720
Stock Outstanding [Member] | 667 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	667	667
Weighted average remaining contractual life (years) Outstanding	2 years 8 months 1 day	2 years 8 months 1 day
Weighted average exercise price Outstanding | (per share)	$ 545.02	$ 756
Stock Outstanding [Member] | 111 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	111	111
Weighted average remaining contractual life (years) Outstanding	8 years 1 month 9 days	8 years 1 month 9 days
Weighted average exercise price Outstanding | (per share)	$ 648.84	$ 900
Stock Outstanding [Member] | 61 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	61	61
Weighted average remaining contractual life (years) Outstanding	9 years 6 months 25 days	9 years 6 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 227.09	$ 315
Stock Outstanding [Member] | 67 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	67	67
Weighted average remaining contractual life (years) Outstanding	9 years 7 months 28 days	9 years 7 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 519.07	$ 720
Stock Outstanding [Member] | 156 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	156	156
Weighted average remaining contractual life (years) Outstanding	9 years 7 months 28 days	9 years 7 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 363.35	$ 504
Stock Outstanding [Member] | 50 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	50	50
Weighted average remaining contractual life (years) Outstanding	9 years 8 months 8 days	9 years 8 months 8 days
Weighted average exercise price Outstanding | (per share)	$ 23.4	$ 32.46
Stock Exercisable [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	4,039	4,039
Weighted average exercise price, Exercisable | (per share)	$ 436.89	$ 606
Stock Exercisable [Member] | 533 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	400	400
Weighted average exercise price, Exercisable | (per share)	$ 120.03	$ 166.5
Stock Exercisable [Member] | 978 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	667	667
Weighted average exercise price, Exercisable | (per share)	$ 363.35	$ 504
Stock Exercisable [Member] | 1,166 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	916	916
Weighted average exercise price, Exercisable | (per share)	$ 486.63	$ 675
Stock Exercisable [Member] | 200 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	142	142
Weighted average exercise price, Exercisable | (per share)	$ 506.09	$ 702
Stock Exercisable [Member] | 133 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	133	133
Weighted average exercise price, Exercisable | (per share)	$ 538.53	$ 747
Stock Exercisable [Member] | 422 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	422	422
Weighted average exercise price, Exercisable | (per share)	$ 441.21	$ 612
Stock Exercisable [Member] | 1,044 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	609	609
Weighted average exercise price, Exercisable | (per share)	$ 519.07	$ 720
Stock Exercisable [Member] | 667 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	500	500
Weighted average exercise price, Exercisable | (per share)	$ 545.02	$ 756
Stock Exercisable [Member] | 111 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	74	74
Weighted average exercise price, Exercisable | (per share)	$ 648.84	$ 900
Stock Exercisable [Member] | 61 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	31	31
Weighted average exercise price, Exercisable | (per share)	$ 227.09	$ 315
Stock Exercisable [Member] | 67 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	33	33
Weighted average exercise price, Exercisable | (per share)	$ 519.07	$ 720
Stock Exercisable [Member] | 156 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	104	104
Weighted average exercise price, Exercisable | (per share)	$ 363.35	$ 504
Stock Exercisable [Member] | 50 [Member]
Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	8	8
Weighted average exercise price, Exercisable | (per share)	$ 23.4	$ 32.46